Reportable Segments Reportable Segments (Segment Adjusted EBITDA) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Adjusted EBITDA	$ 5,840	$ 4,367	$ 3,105
Depreciation and amortization	(1,724)	(1,313)	(871)
Interest expense, net of interest capitalized	(1,369)	(1,221)	(1,018)
Bridge loan related fees	0	0	(62)
Gain on deconsolidation of Propane Business	0	0	1,057
Gain on sale of AmeriGas common units	177	87	0
Goodwill impairment	(370)	(689)	0
Gains (losses) on interest rate derivatives	(157)	53	(19)
Non-cash compensation expense	(82)	(61)	(47)
Gains (losses) on interest rate derivatives	116	48	10
Gain (Loss) on Disposition of Assets	1	(2)	(4)
Losses on extinguishments of debt	(25)	(162)	(123)
Inventory, LIFO Reserve, Effect on Income, Net	(473)	3	(75)
Adjusted EBITDA related to discontinued operations	(27)	(76)	(99)
Proportionate share of unconsolidated affiliates’ interest, depreciation, amortization, non-cash compensation expense, loss on extinguishment of debt and taxes	(748)	(727)	(647)
Equity in earnings of unconsolidated affiliates	332	236	212
Non-operating environmental remediation	0	(168)	0
Other, net	(73)	(2)	14
Income from continuing operations before income tax expense	1,417	375	1,437
Investment In ETP [Member]
Segment Reporting Information [Line Items]
Adjusted EBITDA	5,710	4,404	3,139
Depreciation and amortization	(1,669)	(1,258)	(827)
Equity in earnings of unconsolidated affiliates	332	236	212
Investment in Lake Charles LNG [Member]
Segment Reporting Information [Line Items]
Adjusted EBITDA	195	187	135
Depreciation and amortization	(39)	(39)	(30)
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Adjusted EBITDA	(97)	(43)	(52)
Depreciation and amortization	(16)	(16)	(14)
Adjustments and Eliminations [Member]
Segment Reporting Information [Line Items]
Adjusted EBITDA	$ 32	$ (181)	$ (117)